ASSET RETIREMENT OBLIGATION - Schedule of Asset Retirement Obligations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Asset Retirement Obligation [Abstract]
Asset retirement obligation, beginning of year	$ 158,914	$ 188,228	$ 205,201
Change in obligation	(18,517)	(29,314)	(16,973)
Accretion expense	0	0	0
Asset retirement obligation, end of year	$ 140,397	$ 158,914	$ 188,228